CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Operating Activities
Net income	$ 274.3	$ 245.1	$ 213.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	125.2	135.5	135.6
Amortization	63.1	66.1	69.0
Provision for doubtful accounts and sales returns	46.5	45.2	41.5
Loss (gain) on sale of businesses		3.4	(49.3)
Indefinite-lived intangible asset impairment charge		3.0
Net losses (gains) from asset impairments and sales/disposals of assets	12.2	10.2	(5.8)
Stock-based compensation	26.3	28.3	34.0
Other non-cash expense and loss	50.1	44.2	50.1
Other non-cash income and gain			(11.8)
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(135.9)	(65.4)	(136.0)
Inventories	(34.4)	(33.0)	(75.9)
Other current assets	3.9	(33.7)	3.0
Accounts payable	65.5	(62.8)	108.2
Accrued liabilities	7.0	(18.2)	(19.3)
Taxes on income	(23.7)	15.3	(5.0)
Deferred taxes	12.9	(17.9)	52.4
Other assets	(0.3)	(3.5)	(5.4)
Long-term retirement benefits and other liabilities	(19.0)	(6.9)	(78.9)
Net cash provided by operating activities	473.7	354.9	319.6
Investing Activities
Purchases of property, plant and equipment	(135.8)	(147.9)	(129.2)
Purchases of software and other deferred charges	(15.7)	(27.1)	(52.2)
Proceeds from sales of property, plant and equipment	7.6	4.3	38.7
(Purchases) sales of investments, net	(0.5)	0.3	0.1
Proceeds from sale of businesses, net of cash provided			481.2
Other	1.5		0.8
Net cash (used in) provided by investing activities	(142.9)	(170.4)	339.4
Financing Activities
Net (decrease) increase in borrowings (maturities of 90 days or less)	(98.4)	126.5	(435.3)
Additional borrowings (maturities longer than 90 days)			250.0
Payments of debt (maturities longer than 90 days)	(7.4)	(1.6)	(1.9)
Dividends paid	(133.1)	(125.1)	(112.0)
Share repurchases	(232.3)	(355.5)	(283.5)
Proceeds from exercises of stock options, net	104.0	34.2	44.8
Other	(0.1)	(2.0)	(8.3)
Net cash used in financing activities	(367.3)	(323.5)	(546.2)
Effect of foreign currency translation on cash balances	(11.9)	(4.9)	2.9
(Decrease) increase in cash and cash equivalents	(48.4)	(143.9)	115.7
Cash and cash equivalents, beginning of year	207.2	351.1	235.4
Cash and cash equivalents, end of year	$ 158.8	$ 207.2	$ 351.1